Offerings - Offering: 1	Feb. 10, 2026 USD ($)
Offering:
Fee Previously Paid	false
Security Type	Unallocated (Universal) Shelf
Amount Registered	250,000,000
Maximum Aggregate Offering Price	$ 250,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,525